Employee benefits	12 Months Ended
Dec. 31, 2025
Employee benefits [Abstract]
Employee benefits
21	Employee benefits

Expense for employee benefits

The expenses recognized for employee benefits are:

	2025	2024	2023
Salaries and benefits	$323,265	$304,353	$264,005
Pensions – defined benefit plans	8,449	10,578	10,949
	$331,714	$314,931	$274,954

The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2025	2024
Long-term:
Pensions	$37,892	$42,358
Seniority premium	7,572	8,639
Termination of employment	20,168	23,685
	$65,632	$74,682

The short-term liabilities for employee benefits, are included in the line ‘Accounts payable and accrued expenses’ in the consolidated statements of financial position, which as of December 31, 2025 and 2024, amounted to $4,178 and $4,122, respectively (see Note 14).

Remunerations on the termination of employment

The seniority premiums and the retirement plan (‘pensions’) obligations are based on actuarial calculations using the projected unit credit method. Pension benefits are based mainly on years of service, age, and salary level upon retirement.

The amounts charged to operations include the amortization of the cost of past services over the average time of service remaining. The Company continues with its policy of recognizing actuarial losses and gains for seniority premiums and pensions in consolidated statements of comprehensive income, the actuarial gain net of taxes for 2025 and 2024 was $37 and $3,186, respectively (see Note 21).

The plan exposes Grupo TMM to such risks as interest rate, investment, mortality, and inflation.

Interest rate risk

The present value of the defined benefits obligation is calculated using a discount rate making reference to the market performance of high-quality corporate bonds.

The estimated term for the bonds is consistent with the estimated term for the defined benefits obligation and is denominated in pesos. A decrease in the market performance of high-quality corporate bonds will increase the defined benefits obligation of the Company, although this is expected to be partially compensated by an increase in the fair value of certain of the plan’s assets.

Investment risk

The plan assets are predominantly capital and debt instruments traded on the Mexican Stock Exchange which are considered low risk.

Mortality risk

The Company provides benefits for life to those who are covered by the defined benefits plan. An increase in the life expectancy of such persons will increase the defined benefits liability.

Inflation risk

A significant proportion of the defined benefits obligation is linked to inflation. An increase in the inflation rate will increase the Company’s obligation.

The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations were shown as follows:

	2025		2024
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$1,063	$1,454	$1,409	$2,044
Interest cost	4,258	1,674	4,798	2,327
Net cost for the period	$5,321	$3,128	$6,207	$4,371

At December 31, 2025 and 2024, the reserve for pensions and seniority premiums, and also for the termination of employment, were comprised as follows:

	2025		2024
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$46,111	$20,168	$51,619	$23,685
Plan assets	(647)	-	(622)	-
Total reserve	$45,464	$20,168	$50,997	$23,685

As of December 31, 2025, and 2024, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, were comprised as follows:

	2025		2024
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$51,619	$23,685	$54,204	$23,676
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(3,502)	(6,882)	-	-
Current service cost	1,064	1,454	1,410	2,044
Interest cost	4,258	1,674	4,798	2,327
Benefits paid	(209)	-	(2,034)	(517)
Benefits paid from plan assets	(6,800)	-	(6,228)	-
Past service cost	(319)	237	(531)	(3,845)
DBO at end of period	$46,111	$20,168	$51,619	$23,685

The plan assets as of December 31, 2025 and 2024 were comprised as follows:

	2025	2024
Value of the fund at beginning of year	$622	$490
Expected return on assets	(29)	175
Plan contributions	6,065	6,228
Benefits paid	(6,065)	(6,228)
Interests on plan assets	54	(43)
Value of the fund at end of year	$647	$622

The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2025 and 2024 were as follows:

	2025	2024
Reserve for obligations at the beginning of the period	$74,682	$77,390
Reduction of obligations due to deconsolidation from loss of control of subsidiaries	(10,383)	-
Cost for the period	8,449	10,578
Interest income	(55)	44
Contributions to the plan	(6,800)	(6,228)
Benefits paid on pension plan	(209)	(2,726)
Miscellaneous	-	175
Actuarial gain or losses	(52)	(4,551)
Reserve for obligations at the end of the period	$65,632	$74,682

The significant actuarial assumptions used for the valuation were:

	2025	2024
Discount rate	11.25%	11.25%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	13.53	14.34

These assumptions were prepared by Management with the assistance of independent actuaries. The discount factors are determined near the end of each year making reference to the market performance of high-quality corporate bonds denominated in the currency in which the benefits will be paid and which have similar maturities to the terms for the pension obligation corresponding. Other assumptions are based on actual reference parameters and Management’s historical experience.

As of December 31, 2025 and 2024, approximately 10% and 8%, respectively, of the Company’s employees are employed under collective labor agreements. Under those contracts, labor compensation is subject to annual negotiation, while other compensations are negotiable every two years. As of December 31, 2025 and 2024, Grupo TMM has 500 and 720 employees in both years.

The significant actuarial assumptions to determine the defined benefits obligation are the discount rate, the salary increase rate, and the average life expectancy. The calculation of the defined benefits obligation is sensitive to these assumptions.

The following table summarizes the effects of identified changes to these actuarial assumptions could have on the defined benefits obligations as of December 31, 2025, if they would have been used:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	$(1,007)	$1,111

Salary increase rate
Increase (decrease) in the defined benefits obligation	$370	$(725)

	Increase in 1 year	Decrease in 1 year
Average life expectancies
(Decrease) increase in the defined benefits obligation	$(41)	$4

The present value of the defined benefits obligation and also the defined benefits obligation recognized in the consolidated statement of financial position are calculated using the same method (projected unit credit). The sensitivity analyses are based on a change in one assumption without changing the others. This sensitivity analysis may not be representative of the real variance in the defined benefits obligation, as it is unlikely that the change to the assumptions would occur on its own, as some of the assumptions may be correlated.